Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2013
Concentrations of Credit Risk and Major Customers [Abstract]
Summary of major customer
	Years Ended December 31,
Customer	2013	2012
A	*	17%
B	21%	15%
C	*	11%
D	*	10%
E	17%	*

*	Below 10%